GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised	$ 4,192	$ 31,904
Description of project completion period	January 1, 2019 to December 31, 2021
Additional project cost	$ 5,718
Amortisation period for project | yr	15
Non-cash impairment charge			$ 28,390
Impairment through use or sale of the assets	$ 57,794	85,603
Total impairment loss allocated to goodwill	26,932
Additional impairment loss due to growth in revenues	$ 319
Variation in discount rate	10.00%
Additional impairment loss	$ 3,663
Impairment loss	$ 19,212	$ 29,667	$ 87,673
Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	0.00%
Pre tax discount rates	0.35	0.26
Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	(5.50%)
Pre tax discount rates	0.20	0.15
Premier Instrument for Haemoglobin A1c Testing [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount	$ 16,010
Biopool US Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	19,026
Total impairment loss allocated to goodwill	26,932
Trinity Biotech Manufacturing Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	10,860
Total impairment loss allocated to goodwill	57,794
Mardx Diagnostic Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	690
Primus trade name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 123